Schedule of Revenue Recognition Disaggregated by Timing (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total	$ 1,580	$ 2,045	$ 2,162
Sales of Merchandise [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total		4	4
Sales of Merchandise [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total		4	4
Swim Fees [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total		2,038	2,158
Swim Fees [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total		2,038	2,158
Pickle Ball [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total		3
Pickle Ball [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total		$ 3